Fixed Assets	6 Months Ended
Dec. 31, 2024
Fixed Assets [Abstract]
Fixed Assets

Note 7. Fixed Assets

	2024	2023
As of June 30,
Cost	1,378,503	1,171,286
Accumulated Amortization	(206,359)	(29,204)
Net book amount	$1,172,144	$1,142,082

	2024	2023
Six months period ended December 31,
Opening net book amount	1,172,144	1,142,082
Effect of changes in foreign exchange rates	76,057	(389,686)
Additions	115,866	96,921
Depreciation (i)	(100,723)	(58,716)
Closing net book amount	$1,263,344	$790,601

	2024	2023
As of December 31,
Cost	1,570,426	878,521
Accumulated Depreciation	(307,082)	(87,920)
Net book amount	$1,263,344	$790,601

(i)	The depreciation charge is included in Administrative expenses and Cost of sales (see notes 19 and 21).